Restatement - Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 299,329	$ 73,542	$ 42,310
Accounts receivable, net	64,570	28,830
Inventories, net	391,195	197,991
Biological assets	78,600	46,210	19,197
Assets held for sale	80,583	58,504
Prepaid expenses and other current assets	35,667	10,140
Current portion of notes receivable	2,315	2,645
Total current assets	952,259	417,862
Deferred tax asset	2,593	5,528
Notes receivable	842	2,000
Property, plant and equipment, net	379,720	242,855	129,812
Right-of-use assets, net	285,111	267,168	82,794
Intangible assets, net	1,010,008	707,634	185,635
Goodwill.	605,496	538,825	69,326
Investments	4,401	16,264
Prepaid acquisition consideration		132,234
Other assets	22,048	35,135
Total assets	3,262,478	2,365,505
Current liabilities:
Accounts payable	26,751	47,043
Accrued expenses	87,583	57,475
Income tax payable	140,019	79,649
Current portion of lease liability	19,279	15,710
Current portion of notes payable	1,966	6,500
Liabilities held for sale	18,472	7,181
Other current liabilities	12,171	6,568
Total current liabilities	315,396	220,126
Deferred tax liability	299,333	200,805
Notes payable	434,123	285,001
Lease liability	298,281	270,495
Non-controlling interest redemption liability	72,140	2,694
Contingent consideration liability	28,839	1,898
Other long term liability	5,876	3,698
Total liabilities	1,453,988	984,717
Shareholders' equity:
Share capital	2,225,940	1,754,412
Treasury shares	(5,208)	(5,208)
Reserves	(162,085)	(177,744)
Accumulated deficit	(291,395)	(190,071)
Total Curaleaf Holdings, Inc. shareholders' equity	1,685,116	1,378,695
Redeemable non-controlling interest contingency	(72,140)	(2,694)
Non-controlling interest	123,374	2,093
Total shareholders' equity	1,808,490	1,380,788	403,446
Total liabilities and shareholders' equity	$ 3,262,478	2,365,505
Previously Reported
Current assets:
Cash and cash equivalents		73,542	$ 42,310
Accounts receivable, net		28,830
Inventories, net		197,991
Biological assets		46,210
Assets held for sale		58,504
Prepaid expenses and other current assets		10,140
Current portion of notes receivable		2,645
Total current assets		417,862
Deferred tax asset		5,528
Notes receivable		2,000
Property, plant and equipment, net		242,855
Right-of-use assets, net		267,168
Intangible assets, net		797,401
Goodwill.		470,144
Investments		16,264
Prepaid acquisition consideration		132,234
Other assets		35,135
Total assets		2,386,591
Current liabilities:
Accounts payable		47,043
Accrued expenses		57,475
Income tax payable		79,649
Current portion of lease liability		15,710
Current portion of notes payable		6,500
Liabilities held for sale		7,181
Other current liabilities		6,568
Total current liabilities		220,126
Deferred tax liability		226,465
Notes payable		285,001
Lease liability		270,495
Non-controlling interest redemption liability		2,694
Contingent consideration liability		1,898
Other long term liability		3,698
Total liabilities		1,010,377
Shareholders' equity:
Share capital		1,754,412
Treasury shares		(5,208)
Reserves		(177,744)
Accumulated deficit		(194,645)
Total Curaleaf Holdings, Inc. shareholders' equity		1,374,121
Redeemable non-controlling interest contingency		(2,694)
Non-controlling interest		2,093
Total shareholders' equity		1,376,214
Total liabilities and shareholders' equity		2,386,591
Adjustment
Current assets:
Intangible assets, net		(89,767)
Goodwill.		68,681
Total assets		(21,086)
Current liabilities:
Deferred tax liability		(25,660)
Total liabilities		(25,660)
Shareholders' equity:
Accumulated deficit		4,574
Total Curaleaf Holdings, Inc. shareholders' equity		4,574
Total shareholders' equity		4,574
Total liabilities and shareholders' equity		$ (21,086)